PRIVATE PLACEMENT (Details) - Cartesian Growth Corporation III	May 05, 2025 USD ($) $ / shares shares
PRIVATE PLACEMENT
Percentage of outstanding shares will be redeemed	100.00%
Class A ordinary shares
PRIVATE PLACEMENT
Number of shares issued for each warrant	1
Exercise price of warrants | $ / shares	$ 11.5
Private placement
PRIVATE PLACEMENT
Threshold days from business combination for transfer of warrants	30 days
Expiry term of warrants	5 years
Private placement | Related Party
PRIVATE PLACEMENT
Number of warrants issued	6,800,000
Number of shares issued for each warrant	1
Issue price of warrants | $ / shares	$ 1
Gross proceeds from issuance of private placement | $	$ 6,800,000
Private placement | Related Party | Class A ordinary shares
PRIVATE PLACEMENT
Exercise price of warrants | $ / shares	$ 11.5
Private placement | Related Party | Sponsor
PRIVATE PLACEMENT
Number of warrants issued	4,400,000
Private placement | Related Party | Cantor
PRIVATE PLACEMENT
Number of warrants issued	2,400,000